Derivative financial instruments - Fuel Derivatives Narrative (Details) $ in Thousands, l in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) l	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gains on change in fair value of derivatives	$ 18,969	$ 24,373
Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on change in fair value measurement	(10,000)	11,000
Gains on change in fair value of derivatives	29,000	$ 14,000
Forward contracts | Fuel Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 5,000
Forward contracts | Not Designated As Hedging Instrument | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	2.0